SEGMENT INFORMATION - Geographic Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	$ 430,604	$ 143,537	$ 80,257
Assets	4,806,595	4,764,287	4,256,911
Liquefaction Services
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	127,625	0	0
Liquefaction Services | Vessels - FLNG | CAMEROON
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	127,625	0	0
Assets	$ 1,535,389	$ 1,515,463	$ 0